(Loss) / earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of basic and diluted (loss) / earnings per share
The calculation of both basic and diluted loss per share is based on net loss attributable to equity holders of the parent and weighted average outstanding shares of:

	For the year ended December 31,
In thousands of U.S. dollars except for share data	2019	2018	2017
Net loss attributable to equity holders of the parent - basic	$(48,490)	$(190,071)	$(158,240)
Convertible notes interest expense	—	—	—
Convertible notes deferred financing amortization	—	—	—
Net loss attributable to equity holders of the parent - diluted	$(48,490)	$(190,071)	$(158,240)

Basic weighted average number of shares	49,857,998	34,824,311	21,533,340
Effect of dilutive potential basic shares:
Restricted stock	—	—	—
Convertible notes	—	—	—
	—	—	—
Diluted weighted average number of shares	49,857,998	34,824,311	21,533,340

Loss Per Share:
Basic	$(0.97)	$(5.46)	$(7.35)
Diluted	$(0.97)	$(5.46)	$(7.35)